Share capital and other reserves - Nature and purpose of other reserves (Details) £ in Thousands, $ in Thousands, shares in Millions	Jan. 24, 2025 GBP (£) shares	Jan. 24, 2025 USD ($) shares	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Share capital and other reserves
Share based payment reserve			£ 34,215	£ 27,073	£ 21,140
Foreign currency translation reserve			11,139	3,910	1,484
Warrant reserve			36,638	13,475	9,292
Merger reserve			54,841	54,841	54,841
Other reserves			136,833	£ 99,299	£ 86,757
January 2025 offering
Share capital and other reserves
Issuance of warrants to related party	£ 23,218	$ 28,984
Tranche A Warrant
Share capital and other reserves
Warrant reserve			8,951
Tranche A Warrant | January 2025 offering
Share capital and other reserves
Number of warrants issued | shares	7.5	7.5
Tranche B Warrant
Share capital and other reserves
Warrant reserve			£ 14,212
Tranche B Warrant | January 2025 offering
Share capital and other reserves
Number of warrants issued | shares	7.5	7.5